Condensed Consolidated Statement of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended			5 Months Ended	10 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Loss from operations	$ (15,942,316)				$ (53,577,012)
Net loss	(15,880,142)				(53,643,615)
Actuarial income (loss) on employee benefit plans – current period	266,269				(168,177)
Other comprehensive income (loss)	266,269				(168,177)
Comprehensive loss	(15,613,873)				(53,811,792)
Net Loss attributable to common shareholders	$ (15,880,142)				$ (53,643,615)
Weighted average shares outstanding (in Shares)	149,044				233,086
Basic and diluted net loss per share (in Dollars per share)	$ (106.55)				$ (230.15)
Operating expenses
Research and development	$ (10,454,948)				$ (35,529,331)
General and administrative	(5,487,368)				(18,042,710)
Depreciation	(2,488)				(4,971)
Total operating expenses	(15,942,316)				(53,577,012)
Other income (expenses), net	69,506				(61,848)
Loss before income tax	(15,872,810)				(53,638,860)
Income tax	(7,332)				$ (4,755)
Helix Acquisition Corp.[Member]
General and administrative expenses	2,711,495	$ 4,570,345	$ 94,106	$ 105,755
Loss from operations	(2,711,495)	(4,570,345)	(94,106)	(105,755)
Net loss	(2,703,721)	(4,542,654)	(76,291)	(90,838)
Operating expenses
Interest expense	(657)
Interest earned on investments held in Trust Account	8,431	27,691	17,815	14,917
Total other income, net	$ 7,774	$ 27,691	$ 17,815	$ 14,917
Common Class A [Member] | Helix Acquisition Corp.[Member]
Weighted average shares outstanding (in Shares)	11,878,208	11,930,000	11,930,000	6,232,090
Basic and diluted net loss per share (in Dollars per share)	$ (0.18)	$ (0.31)	$ (0.01)	$ (0.01)
Common Class B [Member] | Helix Acquisition Corp.[Member]
Weighted average shares outstanding (in Shares)	2,875,000	2,875,000	2,875,000	2,695,896
Basic and diluted net loss per share (in Dollars per share)	$ (0.18)	$ (0.31)	$ (0.01)	$ (0.01)